FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
                               SECTION 13(f) OF
            THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                           Washington, D.C. 20549

         Report for the Calendar Year or Quarter Ended September 30, 2000


                (Please read instructions before preparing form)
                        If amended report check here:


Name of Institutional Investment Manager:
Jefferson-Pilot Corporation

Business Address:
100 North Greene Street         Greensboro       NC         27401
Street                             City        State         Zip

Name, Phone Number and Title of Person Duly Authorized to Submit this Report:
Robert A. Reed, Vice President, Secretary and
    Associate General Counsel                                   336.691.3000

ATTENTION:  Intentional misstatements or omissions of facts constitute Federal
            Criminal Violations.  See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Greensboro and State of North Carolina on the 13th day of November, 2000.

                                   Jefferson-Pilot Corporation
                                   (Name of Institutional Investment Manager)


                                   /s/ Robert A. Reed
                                   (Manual Signature of Person Duly Authorized
                                             to Submit this Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report).
(List in alphabetical order.)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                                        13F File No.:
1. Jefferson-Pilot Life Insurance Company
2. HARCO Capital Corp.
3.
4.


                                                                                (SEC USE ONLY)

                                                             Name of Reporting Manager Jefferson-Pilot Corporation
                                                                            As of September 30, 2000

                                                                                         Item 6                        Item 8
                                                                                  Investment Discretion            Voting Authority
                                                                                                                       (Shares)
                                                                       Item 5          (b) Shared         Item 7
                              Item 2    Item 3         Item 4        Shares or         As Defined        Managers
Item 1                        Title     Cusip      Fair Market       Principal   (a)   in Instr. v  (c)    See      (a)  (b)    (c)
Name of Issuer               of Class   Number         Value          Amount    Sole     Other     Shared Instr. v  Sole Shared None
Alcatel Alsthom Sponsored     Common  013904305        512,431        8,150                  X              1        All
Allegheny Energy Inc          Common  017361106      9,111,538      238,600                  X              2        All
Ameren Corporation            Common  023608102      3,202,474       76,477                  X              2        All
American Electric Power Co    Common  025537101        978,125       25,000                  X              1        All
Bank of America Corp          Common  060505104    435,575,692    8,316,481                  X              2        All
Bellsouth Corp                Common  079860102      3,402,000       84,000                  X              2        All
Duke Energy Corp              Common  264399106      5,356,974       62,472                  X              2        All
Exxon Mobil Corp.             Common  30231G102      4,706,335       52,806                  X              1        All
FPL Group Inc                 Common  302571104      9,712,722      147,722                  X              2        All
First Union Corp              Common  337358105     22,270,242      691,891                  X              2        All
Fort James Corp               Common  347471104         81,755        2,675                  X              2        All
Keyspan Energy                Common  49337K106      3,531,000       88,000                  X              1        All
L G & E Energy Corp           Common  501917108     19,578,250      801,156                  X              2        All
Lincoln National Corp         Common  534187109      9,625,000      200,000                  X              2        All
Piedmont Nat Gas              Common  720186105      7,756,608      253,277                  X              2        All
Potomac Electric Power Co     Common  737679100      2,032,430       80,692                  X              2        All
SBC Communications Inc        Common  78387G103      6,000,000      120,000                  X              2        All
Scana Corp                    Common  805898103      4,933,485      159,789                  X              2        All
Southern Company              Common  842587107     10,406,500      320,200                  X              2        All
Sprint Corp                   Common  852061100      5,275,429      179,972                  X              2        All
Suntrust Banks                Common  867914103      8,334,827      167,324                  X              2        All
Texas Utilities Company       Common  873168108      2,377,500       60,000                  X              1        All
Time Warner                   Common  887315109     16,722,964      213,712                  X              2        All
Verizon Comunications         Common  92343V104     15,637,175      322,832                  X              2        All
WPS Resources                 Common  92931B106         36,250       11,000                  X              2        All
Wachovia Corp                 Common  929771103      3,504,195       61,816                  X              2        All
Wisconsin Energy Corp         Common  976657106      5,452,807      273,495                  X              2        All

Common Stock Total                                $616,114,708   13,019,539



National Australia Bank    Preferred  632525309      3,034,660      120,000                  X              1        All

Preferred Stock Total                               $3,034,660      120,000


GRAND TOTAL                                       $619,149,368   13,139,539

                                   FORM 13F

    INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
                               SECTION 13(f) OF
          THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                            Washington, D.C. 20549

         Report for the Calendar Year or Quarter Ended September 30, 2000

               (Please read instructions before preparing form)
                        If amended report check here:

Name of Institutional Investment Manager:
Jefferson-Pilot Life Insurance Company

Business Address:
100 North Greene Street         Greensboro       NC         27401
Street                             City         State        Zip

Name, Phone Number and Title of Person Duly Authorized to Submit this Report:
Robert A. Reed, Vice President, Secretary and
    Associate General Counsel                                    336.691.3000

ATTENTION:  Intentional misstatements or omissions of facts constitute Federal
            Criminal Violations.  See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Greensboro and State of North Carolina on the 13th day of November, 2000.

                           Jefferson-Pilot Life Insurance Company
                           (Name of Institutional Investment Manager)

                           /s/ Robert A. Reed
                           (Manual Signature of Person Duly Authorized
                                    to Submit this Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report).
(List in alphabetical order.)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                               13F File No.:
1.
2.
3.
4.

A Form 13F is being filed on behalf of Jefferson-Pilot Life Insurance Company by Jefferson-Pilot Corporation, which owns 100 percent of the outstanding common stock of Jefferson-Pilot Life Insurance Company. Jefferson-Pilot Corporation's report does cover all reportable securities held by Jefferon-Pilot Life Insurance Company.

                                   FORM 13F

    INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
                               SECTION 13(f) OF
          THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                            Washington, D.C. 20549

         Report for the Calendar Year or Quarter Ended September 30, 2000

               (Please read instructions before preparing form)
                        If amended report check here:

Name of Institutional Investment Manager:
HARCO Capital Corp.

Business Address:
1201 North Market Street-Box 1347 Wilmington      DE        19899
Street                             City         State        Zip

Name, Phone Number and Title of Person Duly Authorized to Submit this Report:
Robert A. Reed, Assistant Secretary                             336.691.3000

ATTENTION:  Intentional misstatements or omissions of facts constitute Federal
            Criminal Violations.  See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Greensboro and State of North Carolina on the 13th day of November, 2000.

                                HARCO Capital Corp.
                                (Name of Institutional Investment Manager)

                                /s/ Robert A. Reed
                                (Manual Signature of Person Duly Authorized
                                           to Submit this Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report).
(List in alphabetical order.)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                               13F File No.:
1.
2.
3.
4.

A Form 13F is being filed on behalf of HARCO Capital Corp. by Jefferson-Pilot Corporation, which owns 100 percent of the outstanding common stock of HARCO Capital Corp. Jefferson-Pilot Corporation's report does cover all reportable securities held by HARCO Capital Corp.